WARRANTS LIABILTY (Details Narrative) - $ / shares	Jun. 01, 2024	Jul. 31, 2019
Warrants exercise price		$ 11.5
Warrants expiration term		5 years
Chief Executive Officer [Member]
Options were forfeited	4,771